Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Total	Share Capital	Equity Reserves, Contributed Surplus	Equity Reserves, Foreign Exchange	Retained Earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2023			102,747,558
Beginning balance at Dec. 31, 2023	$ 809,331	$ 804,250	$ 271,336	$ 8,497	$ (25,113)	$ 549,530	$ 5,081
Income (loss) for the year	(67,790)	(68,475)				(68,475)	685
Other comprehensive loss for the year	(165,027)	(163,540)			(163,540)		(1,487)
Comprehensive income (loss)	(232,817)	(232,015)			(163,540)	(68,475)	(802)
Shares issued for: Exercise of options and warrants (in shares)			551,818
Shares issued for: Exercise of options and warrants	8,358	8,358	$ 11,606	(3,248)
Settlement of restricted share units (in shares)			101,655
Settlement of restricted share units	(906)	(906)	$ 1,492	(2,398)
Settlement of performance share units (in shares)			154,180
Settlement of performance share units	2,114	2,114	$ 2,114
Share-based compensation	5,330	5,330		5,330
Dividends to non-controlling interest	(336)						(336)
Ending balance (in shares) at Dec. 31, 2024			103,555,211
Ending balance at Dec. 31, 2024	591,074	587,131	$ 286,548	8,181	(188,653)	481,055	3,943
Income (loss) for the year	266,906	263,723				263,723	3,183
Other comprehensive loss for the year	74,289	73,583			73,583		706
Comprehensive income (loss)	341,195	337,306			73,583	263,723	3,889
Shares issued for: Exercise of options and warrants (in shares)			541,413
Shares issued for: Exercise of options and warrants	7,249	7,249	$ 10,520	(3,271)
Settlement of restricted share units (in shares)			89,852
Settlement of restricted share units	(892)	(892)	$ 1,344	(2,236)
Settlement of performance share units (in shares)			5,812
Settlement of performance share units	78	78	$ 78
Share-based compensation	4,661	4,661		4,661
Dividends to non-controlling interest	(5,503)						(5,503)
Ending balance (in shares) at Dec. 31, 2025			104,192,288
Ending balance at Dec. 31, 2025	$ 937,862	$ 935,533	$ 298,490	$ 7,335	$ (115,070)	$ 744,778	$ 2,329